Income Taxes - Summary of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for loan losses	$ 4,046	$ 2,499
Organizational and start-up costs	18	30
Accrued expenses	1,189	626
Stock options	131	87
Loan purchase mark-to-mark	216	522
Deposit purchase premium	38	113
Deferred loan origination fees	433	1,343
Other	152	120
Total deferred tax assets	6,223	5,340
Deferred tax liabilities:
Premises and equipment	1,161	702
Goodwill and core deposit intangibles	271	305
Investments	66	58
Net unrealized gain on securities available for sale	210	29
Unrealized gain on derivatives	161	45
Prepaid expenses and other	231	162
Total deferred tax liabilities	2,100	1,301
Net deferred tax asset	$ 4,123	$ 4,039